Pension Plans and Other Post-Retirement Benefits - Schedule of Expected Future Benefit Payments (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Disclosure of defined benefit plans [line items]
2023	$ 174
2024	176
2025	184
2026	189
2027	192
2028 to 2032	1,008
Pension
Disclosure of defined benefit plans [line items]
2023	158
2024	159
2025	167
2026	171
2027	174
2028 to 2032	911
Post-retirement benefits
Disclosure of defined benefit plans [line items]
2023	16
2024	17
2025	17
2026	18
2027	18
2028 to 2032	$ 97